SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED BALANCE SHEET (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
ASSETS
Inventories, net	₫ 29,342,061	$ 1,229,450,306	₫ 21,607,277
Short-term prepayments and other receivables	7,320,773	306,744,867	6,457,169
Short-term amounts due from related parties	₫ 2,605,366	$ 109,166,429
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Total current assets	₫ 49,019,240	$ 2,053,936,143	44,838,620
TOTAL ASSETS	131,628,647	5,515,320,833	113,605,299
CURRENT LIABILITIES
Deposits and down-payment from customers	1,187,903	49,773,862	1,572,537
Short-term accruals	11,137,428	466,665,047	11,056,666
Total current liabilities	138,788,030	5,815,303,360	66,225,202
Long-term deferred revenue	1,779,362	74,556,356	499,395
Total non-current liabilities	58,809,187	2,464,140,912	84,050,556
Accumulated losses	(184,546,025)	(7,732,591,343)	(127,188,455)
Deficit attributable to equity holders of the parent	(143,335,935)	(6,005,863,362)	(114,109,832)
Non-controlling interests	77,367,365	3,241,739,923	77,439,373
Total deficit	(65,968,570)	(2,764,123,439)	(36,670,459)	₫ (76,941,198)	₫ 6,180,092
TOTAL DEFICIT AND LIABILITIES	131,628,647	5,515,320,833	113,605,299
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	10,023,786	420,002,765	4,177,978
Other	2,194,253	$ 91,940,543	₫ 606,429
As previously reported
ASSETS
Inventories, net	28,665,995
Short-term prepayments and other receivables	7,229,475
Short-term amounts due from related parties	3,080,663
Total current assets	48,727,173
TOTAL ASSETS	131,336,580
CURRENT LIABILITIES
Deposits and down-payment from customers	864,416
Short-term accruals	11,150,656
Total current liabilities	138,481,278
Long-term deferred revenue	1,810,098
Total non-current liabilities	58,865,965
Accumulated losses	(184,588,076)
Deficit attributable to equity holders of the parent	(143,377,986)
Non-controlling interests	77,367,323
Total deficit	(66,010,663)
TOTAL DEFICIT AND LIABILITIES	131,336,580
As previously reported | Nonrelated party
CURRENT LIABILITIES
Other current liabilities	10,027,293
Other	2,220,295
Restatement adjustments
ASSETS
Inventories, net	676,066
Short-term prepayments and other receivables	91,298
Short-term amounts due from related parties	(475,297)
Total current assets	292,067
TOTAL ASSETS	292,067
CURRENT LIABILITIES
Deposits and down-payment from customers	323,487
Short-term accruals	(13,228)
Total current liabilities	306,752
Long-term deferred revenue	(30,736)
Total non-current liabilities	(56,778)
Accumulated losses	42,051
Deficit attributable to equity holders of the parent	42,051
Non-controlling interests	42
Total deficit	42,093
TOTAL DEFICIT AND LIABILITIES	292,067
Restatement adjustments | Nonrelated party
CURRENT LIABILITIES
Other current liabilities	(3,507)
Other	₫ (26,042)